FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /   (a)
             or fiscal year ending: 12/31/09 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Jefferson National Life Annuity Account K

      B.    File Number: 811-21500

      C.    Telephone Number: 502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville C.   State: KY   D. Zip Code: 40223   Zip Ext: ____

      E.    Foreign Country:                           Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) Y

4.    Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N) N
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____

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For period ending 12/31/09

File number 811-21500

UNIT INVESTMENT TRUSTS

111.  A.    [ ]    Depositor Name: _____________________________________________

      B.    [ ]    File Number (If any): _______________________________________

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

111.  A.    [ ]    Depositor Name: _____________________________________________

      B.    [ ]    File Number (If any):

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

112.  A.    [ ]    Sponsor Name: _______________________________________________

      B.    [ ]    File Number (If any):

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

112.  A.    [ ]    Sponsor Name: _______________________________________________

      B.    [ ]    File Number (If any):

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______


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File number 811-21500

113.  A.    [ ]    Trustee Name: _______________________________________________

      B.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

113.  A.    [ ]    Trustee Name: _______________________________________________

      B.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

114.  A.    [ / ]  Principal Underwriter Name: Jefferson National Securities
                                               Corporation

      B.    [ / ]  File Number 8-_________

      C.    [ / ]  City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

114.  A.    [ ]    Principal Underwriter Name: _________________________________

      B.    [ ]    File Number 8-______

      C.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______

115.  A.    [ / ]  Independent Public Accountant Name: BDO SEidman, LLP

      B.    [ / ]  City: New York   State: NY   Zip Code: 10017   Zip Ext.: ____

115.  A.    [ ]    Independent Public Accountant Name:

      B.    [ ]    City: ________  State:  ___  Zip Code:  _____  Zip Ext.: ____

            [ ]    Foreign Country: _______________ Foreign Postal Code: _______


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                                                         Page 49, "X" box: [ ]
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For period ending 12/31/09

File number 811-21500

116.  Family of investment companies information:

      A.    [ ]    Is Registrant part of a family of investment
                   companies? (Y/N) _____                                    Y
                                                                           -----
                                                                            Y/N

      B.    [ ]    Identify the family in 10 letters: JNLSEPACCT
                   (Note: In filing this form, use this identification consistently for all investment companies in family.
                   This designation is for purposes of this form only.)

117.  A.    [ ]    Is Registrant a separate account of an insurance
                   company? (Y/N) _____                                      Y
                                                                           -----
                                                                            Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [ ]    Variable annuity contracts? (Y/N) _____                   Y
                                                                           -----
                                                                            Y/N

      C.    [ ]    Scheduled premium variable life contracts? (Y/N) _____    N
                                                                           -----
                                                                            Y/N

      D.    [ ]    Flexible premium variable life contracts? (Y/N) _____     N
                                                                           -----
                                                                            Y/N

      E.    [ ]    Other types of insurance products registered under the
                   Securities Act of 1933? (Y/N) _____                       N
                                                                           -----
                                                                            Y/N

118.  [ ]   State the number of series  existing at the end of the period that had securities registered under the Securities Act of 1933 ________________________________________________________ _____

119.  [ ]   State  the  number  of  new  series  for  which  registration statements  under the Securities Act of 1933 became effective
            during the period ___________________________________________      0

120.  [ ]   State the total value of the portfolio securities on the date of deposit  for the new series  included  in item 119 ($000's
            omitted) ____________________________________________________ $    0

121.  [ ]   State the number of series for which a current prospectus was in existence at the end of the period _______________________  _____

122.  [ ]   State the  number of  existing  series  for which  additional units were registered under the Securities Act of 1933 during
            the current period __________________________________________      0


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For period ending 12/31/09

File number 811-21500

123.  [ ]   State the total value of the additional  units  considered in
            answering item 122 ($000's o mitted) ________________________ $    0

124.  [ ]   State  the  total  value of units of prior  series  that were placed in the  portfolios  of  subsequent  series  during the current period (the value of these units is to be measured on the date they were placed in the subsequent  series)  ($000's
            omitted) ____________________________________________________ $    0

125.  [ ]   State  the  total  dollar  amount  of sales  loads  collected
            (before   reallowances   to  other  brokers  or  dealers)  by
            Registrant's  principal underwriter and any underwriter which is an affiliated person of the principal  underwriter  during the  current  period  solely  from  the  sale of units of all
            series of Registrant ($000's omitted) _______________________ $    0

126.        Of the  amount  shown in item 125,  state  the  total  dollar
            amount  of  sales  loads  collected  from  secondary   market
            operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) ________ $_____

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                       Number of     Total Assets     Total Income
                                                                                        Series          ($000's       Distributions
                                                                                       Investing       omitted)     ($000's omitted)
                                                                                       ---------       --------     ----------------
A.     U.S. Treasury direct issue                                                       _______        $ _______        $ _______

B.     U.S. Government agency                                                           _______        $ _______        $ _______

C.     State and municipal tax-free                                                     _______        $ _______        $ _______

D.     Public utility debt                                                              _______        $ _______        $ _______

E.     Brokers or dealers debt or debt of brokers' or dealers' parent                   _______        $ _______        $ _______

F.     All other corporate intermed. & long-term debt                                   _______        $ _______        $ _______

G.     All other corporate short-term debt                                              _______        $ _______        $ _______

H.     Equity securities of brokers or dealers or parents of brokers or dealers         _______        $ _______        $ _______

I.     Investment company equity securities                                             _______        $ _______        $ _______

J.     All other equity securities                                                         1           $     411        $      10

K.     Other securities                                                                 _______        $ _______        $ _______

L.     Total assets of all series of registrant                                            1           $     411        $      10


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                                                         If filing more than one
                                                         Page 51, "X" box: [ ]
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For period ending 12/31/09

File number 811-21500

128.  [ ]   Is the timely payment of principal and interest on any of the portfolio  securities held by any of  Registrant's  series at the end of the current  period  insured or  guaranteed  by an
            entity other than the issuer? (Y/N) _____                        N
                                                                           -----
            [If answer is "N" (No), go to item 131.]                        Y/N

129.  [ ]   Is  the  issuer  of  any  instrument   covered  in  item  128
            delinquent  or in  default  as to  payment  of  principal  or
            interest at the end of the current period? (Y/N) _____           N
                                                                           -----
            [If answer is "N" (No), go to item 131.]                        Y/N

130.  [ ]   In  computations  of NAV or offering  price per unit,  is any part of the value  attributed  to  instruments  identified in
            item 129 derived from insurance or guarantees? (Y/N) _____       N
                                                                           -----
                                                                            Y/N

131.        Total  expenses  incurred by all series of Registrant  during
            the current reporting period ($000's omitted) _______________ $    8

132.  [ ]   List the "811" (Investment  Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______

811 - ______     811 - ______     811 - ______     811 - ______     811 - ______


This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville           State of: Kentucky        Date:  _________________

(Name of Registrant,  Depositor, or Trustee):  Jefferson National Life Insurance
                                               Company

By: /s/ Laurence Greenberg                  Witness: /s/ Craig A. Hawley
        ---------------------------                  ---------------------------
        (Name and Title)                             (Name and Title)
        Laurence Greenberg                           Craig A. Hawley
        CEO & President                              General Counsel & Secretary


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